Nature of Operations (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, Date of Incorporation		Mar. 20, 2018
Agreement Date	Oct. 20, 2020